Discontinued Operations (Details) - Balance Sheet - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Dispositions [Line Items]
Restricted cash		$ 321	$ 349	$ 358	$ 247
Customer accounts receivable		2,189	2,266
Customer allowance for credit losses		320	334
Other accounts receivable		1,068	1,117
Other allowance for uncollectible accounts		72	71
Other accounts receivable, net		996	1,046
Fossil fuel and emission allowances		105	64
Materials and supplies		476	447
Currents assets of discontinued operations		7,835	6,841
Accumulated depreciation and amortization		14,430	13,346
Investments		250	238
Other		885	1,143
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent		38,509	39,653
Total assets	[1]	133,013	129,317
Short-term Debt		1,248	1,191
Long-term Debt and Lease Obligation, Current		2,153	1,622
Market-to-market derivative liabilities, current		18	33
Liabilities held for sale		7,940	4,923
Long-term Debt, Excluding Current Maturities		30,749	29,527
Deferred income taxes and unamortized investment tax credits		10,611	9,592
Asset retirement obligations, noncurrent		271	246
Derivative Liability, Noncurrent		201	268
Other deferred credits and other liabilities		1,573	1,642
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent		25,676	26,345
Total liabilities	[1]	98,218	94,449
Exelon Generation Co L L C [Member]
Business Dispositions [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents		510	231
Restricted cash		72	89
Customer accounts receivable		1,724	1,331
Customer allowance for credit losses		(55)	(32)
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net		1,669	1,299
Other accounts receivable		596	352
Other allowance for uncollectible accounts		(4)	0
Other accounts receivable, net		592	352
Mark-to-market derivative assets, current		2,169	644
Fossil fuel and emission allowances		284	233
Materials and supplies		1,004	978
Renewable energy credits, current		529	633
Disposal Group, Including Discontinued Operations, Assets, Current - Assets held for sale		13	958
Disposal Group, Including Discontinued Operation, Other Assets, Current		993	1,424
Currents assets of discontinued operations		7,835	6,841
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent		19,661	22,252
Accumulated depreciation and amortization		15,888	13,381
Decommissioning Fund Investments		15,938	14,464
Investments		193	202
Mark-to-market derivative assets, noncurrent		949	555
Other		1,768	2,180
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent		38,509	39,653
Total assets		46,344	46,494
Short-term Debt		2,082	840
Long-term Debt and Lease Obligation, Current		1,220	197
Disposal Group, Including Discontinued Operation, Accounts Payable, Current		1,757	1,253
Disposal Group, Including Discontinued Operation, Accrued Liabilities, Current		818	848
Market-to-market derivative liabilities, current		981	262
Renewable energy credit obligation		779	661
Disposal Group, Including Discontinued Operations, Assets, Current - Liabilities held for sale		3	375
Disposal Group, Including Discontinued Operation, Other Liabilities, Current		300	487
Liabilities held for sale		7,940	4,923
Long-term Debt, Excluding Current Maturities		4,575	5,566
Deferred income taxes and unamortized investment tax credits		3,583	3,443
Asset retirement obligations, noncurrent		12,819	12,054
Disposal Group, Including Discontinued Operation, Pension Plan Benefit Obligation, Noncurrent		939	1,557
Disposal Group, Including Discontinued Operation, Postretirement Plan Benefit Obligation, Noncurrent		876	1,009
Spent Nuclear Fuel Obligation, Noncurrent		1,210	1,208
Derivative Liability, Noncurrent		513	205
Other deferred credits and other liabilities		1,161	1,303
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent		25,676	26,345
Total liabilities		$ 33,616	$ 31,268

[1]	Exelon’s consolidated assets include $18 million as of December 31, 2020, of certain VIEs that can only be used to settle the liabilities of the VIE. Exelon’s consolidated liabilities include $26 million as of December 31, 2020, of certain VIEs for which the VIE creditors do not have recourse to Exelon. See Note 21–Variable Interest Entities for additional information.